Average Annual Total Returns{- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-07 - Fidelity Managed Retirement 2020 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNK Past 1 year	IXZNK Since Inception
Total	6.97%	10.31%	[1]	(1.54%)	3.04%	[1]	6.95%	9.78%	[1]

[1]	(a)From August 1, 2019